Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards. In response to Item 402(x)(1) of Regulation S-K, the Company does not currently grant stock options, stock appreciation rights or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of the grant of such options or option-like instruments relative to the Company’s disclosure of material nonpublic information. Should the Company determine to make grants of options or option-like instruments, the Board will evaluate the appropriate steps to take in relation to the foregoing.